                               J.P. MORGAN FUNDS
                        J.P. MORGAN INSTITUTIONAL FUNDS

                         SUPPLEMENT DATED JUNE 22, 2001
 TO THE PROSPECTUSES FOR J.P. MORGAN FUNDS AND J.P. MORGAN INSTITUTIONAL FUNDS
                (EACH A "TRUST" AND, COLLECTIVELY, THE "TRUSTS")
                  AND ALL OF THEIR RESPECTIVE SERIES OR FUNDS
                 (EACH A "FUND" AND, COLLECTIVELY, THE "FUNDS")

REORGANIZATIONS

    J.P. Morgan Chase & Co. ("JPMC"), the company formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, is seeking to reorganize parts of its investment management business and funds advised by its subsidiaries. A special meeting of eligible shareholders will be held on July 3, 2001 to consider several proposals in connection therewith, more specifically: (i) shareholders of Funds that will be merging into other Funds will vote on agreements and plans of reorganization ("Reorganization Plans") whereby each surviving Fund will acquire all of the assets and assume all of the liabilities of a merging Fund in exchange for shares of the surviving Fund (the "Reorganizations"), and (ii) shareholders will vote to elect eight Trustees to serve as members of the Board of Trustees of the Trusts. The nominees to be considered are the current Chairman of the Trusts, two members of the Advisory Board and five current members of the former Chase Vista Funds Board. Only shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the special meeting of shareholders or any adjournment(s) thereof. Furthermore, in connection with the Reorganizations, the Funds will cease to operate under a "master/feeder" structure and will instead invest directly in portfolio securities. The Trusts will implement a new multi-class structure.

    Each Reorganization Plan can be consummated only if, among other things, it is approved by the vote of a majority of outstanding voting shares (as defined in the Investment Company Act of 1940) of the applicable merging Fund. If approved by shareholders, the Reorganizations will take place on or about September 1, 2001, or another date agreed to by the parties to the Reorganization Plans.

    Under the proposed Reorganizations shareholders of each merging Fund listed in the table below (the "Current Fund") will receive the number of shares of the surviving Fund listed across from it (the "Successor Fund") with an aggregate dollar value equal on the date of the exchange to the aggregate net asset value of such shareholder's Current Fund shares.

                   CURRENT FUND                                       SUCCESSOR FUND
                   ------------                                       --------------
J.P. Morgan Prime Money Market Fund (a series of    JPMorgan Prime Money Market Fund: Select Shares (a
J.P. Morgan Funds)                                  series of Mutual Fund Trust)
J.P. Morgan Institutional Prime Money Market Fund   JPMorgan Prime Money Market Fund: Institutional
(a series of J.P. Morgan Institutional Funds)       Shares (a series of Mutual Fund Trust)
J.P. Morgan Institutional Service Prime Money       JPMorgan Prime Money Market Fund: Premier/ Select
Market Fund (a series of J.P. Morgan Institutional  Shares (a series of Mutual Fund Trust)
Funds)
J.P. Morgan Prime Cash Management Fund (a series    JPMorgan Prime Money Market Fund: Cash Management
of J.P. Morgan Institutional Funds)                 Shares (a series of Mutual Fund Trust)
J.P. Morgan Institutional Direct Prime Money        JPMorgan Prime Money Market Fund: Agency Shares (a
Market Fund (a series of J.P. Morgan Institutional  series of Mutual Fund Trust)
Funds)
J.P. Morgan Prime Money Market Reserves Fund (a     JPMorgan Prime Money Market Fund: Reserve Shares
series of J.P. Morgan Institutional Funds)          (a series of Mutual Fund Trust)
J.P. Morgan Federal Money Market Fund (a series of  JPMorgan Federal Money Market Fund: Premier/
J.P. Morgan Funds)                                  Select Shares (a series of Mutual Fund Trust)
J.P. Morgan Institutional Federal Money Market      JPMorgan Federal Money Market Fund: Institutional
Fund (a series of J.P. Morgan Institutional Funds)  Shares (a series of Mutual Fund Trust)
J.P. Morgan Institutional Service Federal Money     JPMorgan Federal Money Market Fund: Premier/
Market Fund (a series of J.P. Morgan Institutional  Select Shares (a series of Mutual Fund Trust)
Funds)

                   CURRENT FUND                                       SUCCESSOR FUND
                   ------------                                       --------------
J.P. Morgan Tax Exempt Money Market Fund (a series  JPMorgan Tax Free Money Market Fund:
of J.P. Morgan Funds)                               Premier/Select Shares (a series of Mutual Fund
                                                    Trust)
J.P. Morgan Institutional Tax Exempt Money Market   JPMorgan Tax Free Money Market Fund: Institutional
Fund (a series of J.P. Morgan Institutional Funds)  Shares (a series of Mutual Fund Trust)
J.P. Morgan Institutional Service Tax Exempt Money  JPMorgan Tax Free Money Market Fund:
Market Fund (a series of J.P. Morgan Institutional  Premier/Select Shares (a series of Mutual Fund
Funds)                                              Trust)
J.P. Morgan Institutional Treasury Money Market     JPMorgan Treasury Plus Money Market Fund:
Fund (a series of J.P. Morgan Institutional Funds)  Institutional Shares (a series of Mutual Fund
                                                    Trust)
J.P. Morgan Institutional Service Treasury Money    JPMorgan Treasury Plus Money Market Fund: Premier
Market Fund (a series of J.P. Morgan Institutional  Shares (a series of Mutual Fund Trust)
Funds)
J.P. Morgan Treasury Money Market Reserves Fund (a  JPMorgan Treasury Plus Money Market Fund: Reserve
series of J.P. Morgan Institutional Funds)          Shares (a series of Mutual Fund Trust)
J.P. Morgan Bond Fund (a series of J.P. Morgan      JPMorgan Bond Fund: Select Shares (a series of
Funds)                                              J.P. Morgan Institutional Funds)
J.P. Morgan Institutional Bond Fund (a series of    JPMorgan Bond Fund: Institutional Shares (a series
J.P. Morgan Institutional Funds) (becomes           of J.P. Morgan Institutional Funds)
Successor Fund)
J.P. Morgan Institutional Bond Fund -- Ultra (a     JPMorgan Bond Fund: Ultra Shares (a series of J.P.
series of J.P. Morgan Institutional Funds)          Morgan Institutional Funds)
J.P. Morgan Tax Exempt Bond Fund (a series of J.P.  JPMorgan Intermediate Tax Free Income Fund: Select
Morgan Funds)                                       Shares (a series of Mutual Fund Select Trust)
J.P. Morgan Institutional Tax Exempt Bond Fund (a   JPMorgan Intermediate Tax Free Income Fund:
series of J.P. Morgan Institutional Funds)          Institutional Shares (a series of Mutual Fund
                                                    Select Trust)
J.P. Morgan New York Tax Exempt Bond Fund (a        JPMorgan New York Intermediate Tax Free Income
series of J.P. Morgan Funds)                        Fund: Select Shares (a series of Mutual Fund
                                                    Select Trust)
J.P. Morgan Institutional New York Tax Exempt Bond  JPMorgan New York Intermediate Tax Free Income
Fund (a series of J.P. Morgan Institutional Funds)  Fund: Institutional Shares (a series of Mutual
                                                    Fund Select Trust)
J.P. Morgan U.S. Equity Fund (a series of J.P.      JPMorgan U.S. Equity Fund: Select Shares (a series
Morgan Funds) (becomes Successor Fund)              of J.P. Morgan Institutional Funds)
J.P. Morgan Institutional U.S. Equity Fund (a       JPMorgan U.S. Equity Fund: Institutional Shares (a
series of J.P. Morgan Institutional Funds)          series of J.P. Morgan Institutional Funds)
(becomes Successor Fund)
J.P. Morgan U.S. Equity Fund -- Advisor Series (a   JPMorgan U.S. Equity Fund: A Shares (a series of
series of J.P. Morgan Institutional Funds)          J.P. Morgan Institutional Funds)
J.P. Morgan European Equity Fund (a series of J.P.  JPMorgan Fleming European Equity Fund: Select
Morgan Funds)                                       Shares (a series of Mutual Fund Group)
J.P. Morgan Institutional European Equity Fund (a   JPMorgan Fleming European Equity Fund:
series of J.P. Morgan Institutional Funds)          Institutional Shares (a series of Mutual Fund
                                                    Group)
J.P. Morgan International Opportunities Fund (a     JPMorgan Fleming International Opportunities Fund:
series of J.P. Morgan Funds)                        Select Shares (a series of J.P. Morgan
                                                    Institutional Funds) (becomes Successor Fund)
J.P. Morgan Institutional International             JPMorgan Fleming International Opportunities Fund:
Opportunities Fund (a series of J.P. Morgan         Institutional Shares (a series of J.P. Morgan
Institutional Funds) (becomes Successor Fund)       Institutional Funds)
J.P. Morgan Short Term Bond Fund (a series of J.P.  JPMorgan Short Term Bond Fund: Select Shares (a
Morgan Funds)                                       series of J.P. Morgan Institutional Funds)

                   CURRENT FUND                                       SUCCESSOR FUND
                   ------------                                       --------------
J.P. Morgan Institutional Short Term Bond Fund (a   JPMorgan Short Term Bond Fund: Institutional
series of J.P. Morgan Institutional Funds)          Shares (a series of J.P. Morgan Institutional
(becomes Successor Fund)                            Funds)
J.P. Morgan Global Strategic Income Fund (a series  JPMorgan Global Strategic Income Fund: Select
of J.P. Morgan Funds)                               Shares (a series of J.P. Morgan Institutional
                                                    Funds)
J.P. Morgan Institutional Global Strategic Income   JPMorgan Global Strategic Income Fund:
Fund (a series of J.P. Morgan Institutional Funds)  Institutional Shares (a series of J.P. Morgan
(becomes Successor Fund)                            Institutional Funds)
J.P. Morgan U.S. Small Company Fund (a series of    JPMorgan U.S. Small Company Fund: Select Shares (a
J.P. Morgan Funds)                                  series of J.P. Morgan Institutional Funds)
J.P. Morgan Institutional U.S. Small Company Fund   JPMorgan U.S. Small Company Fund: Institutional
(a series of J.P. Morgan Institutional Funds)       Shares (a series of J.P. Morgan Institutional
(becomes Successor Fund)                            Funds)
J.P. Morgan International Equity Fund (a series of  JPMorgan Fleming International Equity Fund: Select
J.P. Morgan Funds)                                  Shares (a series of J.P. Morgan Institutional
                                                    Funds)
J.P. Morgan Institutional International Equity      JPMorgan Fleming International Equity Fund:
Fund (a series of J.P. Morgan Institutional Funds)  Institutional Shares (a series of J.P. Morgan
(becomes Successor Fund)                            Institutional Funds)
J.P. Morgan Emerging Markets Equity Fund (a series  JPMorgan Fleming Emerging Markets Equity Fund:
of J.P. Morgan Funds)                               Select Shares (a series of J.P. Morgan
                                                    Institutional Funds)
J.P. Morgan Institutional Emerging Markets Equity   JPMorgan Fleming Emerging Markets Equity Fund:
Fund (a series of J.P. Morgan Institutional Funds)  Institutional Shares (a series of J.P. Morgan
(becomes Successor Fund)                            Institutional Funds)
J.P. Morgan Diversified Fund (a series of J.P.      JPMorgan Diversified Fund: Select Shares (a series
Morgan Funds)                                       of J.P. Morgan Institutional Funds)
J.P. Morgan Institutional Diversified Fund (a       JPMorgan Diversified Fund: Institutional Shares (a
series of J.P. Morgan Institutional Funds)          series of J.P. Morgan Institutional Funds)
(becomes Successor Fund)
J.P. Morgan Disciplined Equity Fund (a series of    JPMorgan Disciplined Equity Fund: Select Shares (a
J.P. Morgan Funds)                                  series of J.P. Morgan Institutional Funds)
J.P. Morgan Institutional Disciplined Equity Fund   JPMorgan Disciplined Equity Fund: Institutional
(a series of J.P. Morgan Institutional Funds)       Shares (a series of J.P. Morgan Institutional
(becomes Successor Fund)                            Funds)

    In connection with the Reorganizations it is anticipated that the Trusts will terminate their agreements with Pierpont Group, Inc. The Trustees will instead look to counsel, auditors and other service providers as necessary to assist them in exercising their overall supervisory responsibilities with respect to the Funds.

ADMINISTRATOR

    Morgan Guaranty Trust Company of New York ("Morgan") has been named as Administrator and BISYS Fund Services, L.P. has been named as Sub-Administrator of the Funds. Therefore, references in the Prospectuses to J.P. Morgan as Co-Administrator are hereby deleted and replaced by Morgan as Administrator and references to Funds Distributor, Inc. as Co-Administrator are hereby deleted and replaced with BISYS Fund Services, L.P. as Sub-Administrator.

    The Board has also approved an increase in the Funds' administration fee. Effective August 11, 2001, the administration fee payable to Morgan will be increased to 0.15% of average daily net assets for complex wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion. For money market funds, the fee payable to Morgan will be increased to 0.10% of average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion. However, Morgan or The Chase Manhattan Bank, as applicable, has contractually agreed to reimburse expenses so that each Fund's actual total operating expenses, or net expenses, will remain the same for a period of three years after the Reorganizations.

DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. has been named Distributor of the Funds. Therefore, references in the Prospectuses to Funds Distributor, Inc. as Distributor are replaced with J.P. Morgan Fund Distributors, Inc. The address of J.P. Morgan Fund Distributors, Inc. is as follows:

J.P. Morgan Fund Distributors, Inc.
1211 Avenue of Americas
New York, NY 10036

    J.P. Morgan Fund Distributors, Inc. and BISYS Fund Services, L.P. are subsidiaries of The BISYS Group, Inc. and are not affiliated with J.P. Morgan Investment Management Inc. or J.P. Morgan Chase & Co.